Fair Value Disclosures (Tables)	12 Months Ended
Jun. 29, 2011
Fair Value Disclosures
Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 29, 2011	$—	$—	$255.0	$255.0
At June 30, 2010	$—	$—	$7,343.0	$7,343.0